Exhibit 99.1 Schedule 3

Client Name:
Client Project Name:	ACHM 2025-HE1CO
Start - End Dates:	11/15/2022 - 9/6/2023
Deal Loan Count:	4

Loan Level Tape Compare Upload

Loans in Report	4
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
5000023209	XXXXX	Combined LTV	XXXXX	XXXXX
5000023632	XXXXX	Combined LTV	XXXXX	XXXXX
5000027740	XXXXX	Combined LTV	XXXXX	XXXXX

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